Related Party (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Proceeds from related party	$ 451	$ 1,195
Repayment of related party	1,605	910
Interest expense	1,231	1,505
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense	48	85
Related Party [Member] | Unsecured Convertible Revolving Promissory Note [Member]
Related Party Transaction [Line Items]
Conversion shares			$ 3,000
Proceeds from related party	451	1,110
Repayment of related party	1,605	910
Related Party [Member] | Revolving Promissory Note [Member]
Related Party Transaction [Line Items]
Outstanding balance, related party	765	$ 1,870
Founder and Chief Executive Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Convertible notes	$ 44,670